CODE NAVY STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock Shares	Common Stock Amount	Accumulated Deficit	Total
Shares Issued at Jun. 08, 2014
Stockholders' Equity, Period Increase (Decrease)		$ 5,000	$ (21,705)
Stock Issued During Period, Shares, Period Increase (Decrease)	100,190,858
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Jun. 30, 2014	100,190,858	5,000	(21,705)
Shares Issued at Jun. 30, 2014	100,190,858	5,000	(21,705)
Stockholders' Equity, Period Increase (Decrease)		30,000	(608)	29,392
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Sep. 30, 2014	$ 100,190,858	$ 35,000	$ (608)	$ 12,995
Shares Issued at Sep. 30, 2014	100,190,858	35,000	(22,313)	12,995